CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	¥ 2,495,322	¥ 4,142,862	¥ 6,250,109
Cost of revenues	1,837,543	3,339,746	4,944,467
Related parties
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	644,879	1,703,995	3,350,032
Cost of revenues	¥ 576,130	¥ 1,399,491	¥ 2,759,980